CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Accounts receivable, allowance	¥ 42,884	$ 5,875	¥ 30,486
Accounts receivable, net	51,168	7,010	73,496
Reserve for prepayments and other current assets	174,666	23,929	59,603
Accrued expenses and other liabilities (including loan from related party of RMB1,861 and RMB1,937 (US$265) as of December 31, 2023 and 2024, respectively)	846,194	115,928	731,793
Long-term bank and other borrowings, non-current portion	¥ 2,693,693	$ 369,034	¥ 1,994,014
Treasury stock, common shares	12,101,847	12,101,847	12,101,847
Related party
Accounts receivable, net	¥ 1,137	$ 156	¥ 204
Prepayments and other current assets, due from related party	119,254	16,338	151,481
Accrued expenses and other liabilities (including loan from related party of RMB1,861 and RMB1,937 (US$265) as of December 31, 2023 and 2024, respectively)	1,937	265	1,861
Short-term bank and other borrowings, loan from related party	115,693	15,850	7,810
Long-term bank and other borrowings, current portion, loan from related party	17,517	2,400	167,283
Long-term bank and other borrowings, non-current portion	¥ 95,493	$ 13,082	¥ 69,182
Class A ordinary shares
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	96,565,584	96,565,584	96,565,584
Ordinary shares, shares outstanding	84,463,737	84,463,737	84,463,737
Class B ordinary shares
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948	45,787,948